787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 31, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Each Registrant listed on Appendix A

Ladies and Gentlemen:

On behalf of each registrant listed on Appendix A and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement to the Summary Prospectuses and Prospectuses of each of the funds listed in Appendix A (the “Funds”), as applicable, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on March 10, 2020 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 728-8925.

Very truly yours,

/s/ Curtis A. Tate
Curtis A. Tate

cc:	Janey Ahn, Esq.
Elliot J. Gluck, Esq.

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO    SAN FRANCISCO    PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN     ROME

Names of Registrants and Funds	File Numbers
BlackRock Advantage Global Fund, Inc.	File No. 333-53399 and File No. 811-07171
BlackRock FundsSM	File No. 333-26305 and File No. 811-05742
BlackRock Advantage Emerging Markets Fund
BlackRock Advantage ESG U.S. Equity Fund
BlackRock Advantage International Fund
BlackRock Advantage Large Cap Growth Fund
BlackRock Advantage Small Cap Core Fund
BlackRock Advantage Small Cap Growth Fund
BlackRock China A Opportunities Fund
BlackRock Global Long/Short Equity Fund
BlackRock Total Emerging Markets Fund
BlackRock Funds IV	File No. 333-224373 and File No. 811-23341
BlackRock Impact Bond Fund
BlackRock Systematic Multi-Strategy Fund
BlackRock Large Cap Series Funds, Inc.	File No. 333-89389 and File No. 811-09637
BlackRock Advantage Large Cap Core Fund
BlackRock Advantage Large Cap Value Fund